(13) Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Net operating loss carry forwards	$ 145,392	$ 64,309
Stock based compensation	35,398	182
Other	4,906	0
Total deferred tax asset	185,696	64,491
Deferred tax liabilities:	11,376	0
Less: valuation allowance	(174,320)	(64,491)
Net deferred tax asset	$ 0	$ 0